Debt - Major borrowing programs (Details) kr in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Unlimited Euro Medium-Term Note Programme
Debt
Value outstanding		kr 99,710	kr 98,189
Unlimited SEC-registered U.S. Medium-Term Note Programme
Debt
Value outstanding		143,109	111,444
Unlimited Swedish Medium-Term Note Programme
Debt
Value outstanding		261	256
Unlimited MTN/STN AUD Debt Issuance Programme
Debt
Value outstanding		3,875	3,607
USD 3,000,000,000 U.S. Commercial Paper Programme
Debt
Value outstanding		4,723	kr 1,637
Principal amount | $	$ 3,000,000,000
USD 4,000,000,000 Euro-Commercial Paper Programme
Debt
Value outstanding		kr 1,961
Principal amount | $	$ 4,000,000,000